Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 12,927	$ 8,926